Debt Instruments Issued and Other Financial Liabilities - Summary of Others Financial Obligations (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Amounts due to credit card transactions	$ 13,123	$ 12,956
Others		10
Totals short-term financial liabilities	13,123	12,966
After 1 year but within 2 years	$ 13,123	$ 12,966